UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08824
Integrity Fund of Funds, Inc.
(Exact name of registrant as specified in charter)

Address of Registrant:	1 Main Street North
Minot, ND 58703

Name and Address of Agent for Service:	Brent Wheeler, Mutual Fund Chief Compliance Officer
Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703

Registrant's telephone number, including area code:	(701) 852-5292

Date of fiscal year end:	December 31, 2007
Date of reporting period:	June 30, 2008

Item 1—Reports to Shareholders

Dear Shareholder:

Enclosed is the report of the operations of Integrity Fund of Funds, Inc. (the "Fund") for the six months ended June 30, 2008. The Fund's portfolio and related financial statements are presented within for your review.

Eight months after they peaked, equities have dropped to the threshold of a bear market, another signal of the mounting challenges that lie ahead for the economy, government and investors.

From its October high the Dow Jones Industrial Average has been down over 20%. Investors typically consider a decline of 20% or more the mark of a bear market.

Record prices for oil and other commodities are pushing inflation higher. U.S. economic growth is slowing to near recession levels amid months of difficulties with housing and the financial system.

With the second half of the year approaching, many investors are uncertain about the prospects for much of an economic bounce in the face of high energy prices and the continuing impact of the credit crunch.

In summary, we must remind investors that market corrections are inevitable and further declines cannot be ruled out as concerns about weak economic growth increases. The Fund, however, continues to search and hold funds whose long-term performance has weathered many corrections and whose performance of capital appreciation and growth of income are consistent with the Fund's objective.

The Fund's performance for the first six months was (8.98%)*, this compares to the S&P 500 Index of (11.91%).

If you would like more frequent updates, visit the Fund's website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Mutual Funds, Inc. ("Integrity Mutual Funds"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges ("CDSCs"), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

June 30, 2008 (Unaudited)

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through the Fund's website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Fund's website at www.integrityfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

All inquiries regarding the Fund should be directed to Integrity Funds Distributor, Inc. at 1 Main Street North, Minot, ND 58703 or call 800-276-1262. All inquiries regarding account information should be directed to Integrity Fund Services, Inc. at P.O. Box 759, Minot, ND 58702 or call 800-601-5593.

To reduce expenses, the Fund may mail only one copy of its prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call Integrity Funds Distributor, Inc. at 800-276-1262 (or contact your financial institution). Individual copies will be sent thirty days after receiving your request.

Terms & Definitions June 30, 2008 (Unaudited)

Appreciation

Increase in the value of an asset

Average Annual Total Return

A standardized measurement of the return (appreciation) earned by a fund on an annual basis

Consumer Price Index

A commonly used measure of inflation; does not represent an investment return

Contingent Deferred Sales Charge

A charge applied at the time of redemption, assuming redemption at the end of the period

Depreciation

Decrease in the value of an asset

Growth Fund

A type of diversified common stock fund that has capital appreciation as its primary goal; it invests in companies that reinvest most of their earnings for expansion, research, or development

Growth & Income Fund

A fund that invests in common stocks for both current income and long-term growth of capital and income

Load

A mutual fund whose shares are sold with a sales charge added to the net asset value

Market Value

Actual (or estimated) price at which a fund trades in the marketplace

Net Asset Value

The value of all a fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge

No-Load

A mutual fund whose shares are sold without a sales charge added to the net asset value

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund's portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

June 30, 2008 (Unaudited)

COMPOSITION

Portfolio Load Types

No-Load	54.3%
Load	45.7%

The load structure reflects the type of sales load typically charged by each fund in the portfolio. As of June 30, 2008, the Fund has not paid a sales load to any fund.

These percentages are subject to change.

Portfolio Investment Style

G—Growth	29.0%
WS—World Stock	18.2%
G&I—Growth & Income	14.6%
EI—Equity Income	14.4%
NR—Natural Resources	12.1%
MG—Mid-Cap Growth	9.2%
B—Balance	2.5%

The portfolio investment style reflects the investment methodology and the size of the company in which each fund in the portfolio invests.

These percentages are subject to change.

June 30, 2008 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs:

•	transaction costs:	sales charges (loads), redemption fees, and exchange fees
•	ongoing costs:	management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2007 to June 30, 2008.

The example illustrates the Fund's costs in two ways:

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/31/07	Ending Account Value 06/30/08	Expenses Paid During Period*
Actual	$1,000.00	$910.18	$7.88
Hypothetical (5% return before expenses)	$1,000.00	$1,016.75	$8.32

*Expenses are equal to the annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund's ending account value on the first line in the table is based on its actual total return of (8.98%) for the six-month period of December 31, 2007 to June 30, 2008.

June 30, 2008 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 30, 2008
Integrity Fund of Funds	1 year	3 year	5 year	10 year	Since Inception (January 3, 1995)
Without CDSC	(9.78%)	6.33%	8.66%	1.23%	5.49%
With Sales Charge (3.00% maximum)	(12.47%)	5.43%	8.66%	1.23%	5.49%

S&P 500 Index	1 year	3 year	5 year	10 year	Since Inception (January 3, 1995)
	(13.12%)	4.41%	7.58%	2.88%	9.79%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

June 30, 2008 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the S&P 500 Index

	Integrity Fund of Funds without CDSC	S&P 500 Index
1997	$10,000	$10,000
1998	$11,217	$12,858
1999	$13,352	$15,653
2000	$12,152	$14,146
2001	$9,534	$12,465
2002	$7,515	$9,710
2003	$9,669	$12,496
2004	$10,577	$13,855
2005	$11,340	$14,536
2006	$12,942	$16,832
2007	$13,828	$17,756
06/30/08	$12,586	$15,641

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of the maximum CDSC. Had CDSC been included, performance would have been lower.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

June 30, 2008 (Unaudited)

MANAGEMENT OF THE FUND

The Board of the Fund consists of five Directors. These same individuals, unless otherwise noted, also serve as Directors or Trustees for the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds. Three Directors (60% of the total) have no affiliation or business connection with Integrity Money Management, Inc. ("Integrity Money Management"), the Fund's investment adviser, or any of its affiliates. These are the "Independent" Directors. Two of the remaining three Directors and/or Officers are "interested" by virtue of their affiliation with Integrity Money Management and its affiliates.

The Independent Directors of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Director, and other Directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT DIRECTORS

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH THE REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COPMLEX(1)	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 56	Director	Indefinite Since January 2006	12

Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc. (since January 2006); Trustee, Integrity Managed Portfolios and The Integrity Funds (since January 2006).

					Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 73	Director	Indefinite Since April 1995	12

Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004); ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since April 1995), Trustee, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since June 2003).

					First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 60	Director	Indefinite Since January 1999	12

Attorney, Maxson Law Office (since November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999); and Trustee, Integrity Managed Portfolios (since January 1999) and The Integrity Funds (since June 2003).

					Vincent United Methodist Foundation Minot Area Development Corporation

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

Directors and Officers of the Fund serve until their resignation, removal, or retirement.

The Statement of Additional Information ("SAI") contains more information about the Fund's Directors and is available without charge upon request, by calling Integrity Funds Distributor, Inc. ("Integrity Funds Distributor") at 800-276-1262.

The Interested Directors and Officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Director, and other Directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED DIRECTORS AND OFFICERS

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH THE REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COPMLEX(1)	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad(2),(3) 1 Main St. N. Minot, ND 58703 63	Director, Chairman, Interim President	Indefinite Since August 1994	12

Director (Sept. 1987 to Feb. 2007), CEO (Sept. 2001 to Feb. 2007), Integrity Mutual Funds; Director, President, and Treasurer, (Aug. 1988 to Feb. 2007), Integrity Money Management; Director, President, and Treasurer (Aug. 1988 to Sept. 2004), ND Capital, Inc.; Director, President, and Treasurer (May 1989 to Feb. 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (Jan. 1996 to Aug. 2003), Integrity Funds Distributor, Inc.; Director, CEO, Chairman, (Jan. 2002 to Feb. 2007) and President (Sept. 2002 to Dec. 2004), Capital Financial Services, Inc.; Director and President, (April 1994 to June 2004) South Dakota Tax-Free Fund, Inc.; President (Jan. 1996 to July 2007) and (since March 2008) Integrity Managed Portfolios, (May 2003 to July 2007) and (since March 2008) The Integrity Funds, (Jan. 1995 to July 2007) and (since March 2008) Integrity Fund of Funds, Inc., (Jan. 1989 to July 2007) and (since March 2008) ND Tax-Free Fund, Inc., (Aug. 1993 to July 2007) and (since March 2008) Montana Tax-Free Fund, Inc.; Director and Chairman Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Trustee, Chairman, (since January 1996) and Treasurer (January 1996 to May 2004), Integrity Managed Portfolios; Trustee and Chairman (since June 2003), The Integrity Funds.

					Minot Park Board
Peter A. Quist(2) 1 N. Main St. Minot, ND 58703 74	Director, Vice President, Secretary	Indefinite Since August 1994	3

Attorney; Director, and Vice President (since May 1988) Integrity Mutual Funds; Director, Vice President, and Secretary, Integrity Money Management, Inc (since August 1988), Integrity Fund Services (since May 1989), Integrity Funds Distributor, Inc. (since January 1996), ND Capital, Inc. (August 1988 to August 2006); Director, Vice President, and Secretary, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Montana Tax-Free Fund, Inc. (since May 1993), Integrity Fund of Funds, Inc. (since Aug. 1994), and ND Tax Free Fund, Inc. (since Oct. 1988); Vice President and Secretary, Integrity Managed Portfolios (since January 1996) and The Integrity Funds (since June 2003).

					None

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

OFFICERS

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH THE REGISTRANT	TERM AND LENGTH SERVED	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COPMLEX(1)	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Adam C. Forthun 1 N. Main St. Minot, ND 32	Treasurer	Indefinite Since May 2008	N/A

Fund Accountant (May 2003 to October 2005), Fund Accounting Supervisor (October 2005 to March 2008), Fund Accounting Manager (since March 2008), Integrity Fund Services, Inc.; Treasurer (since May 2008), Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 37	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005	N/A

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) Integrity Managed Portfolios, The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

None

(1) The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the three series of The Integrity Funds.

(2) Directors and/or Officers who are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Quist is an interested person by virtue of being an Officer and Director of the Fund's investment adviser and principal underwriter. Mr. Walstad is an interested person by virtue of being an Officer of the Fund and a shareholder of Integrity Mutual Funds.

(3) Effective February 29, 2008, Mark R. Anderson resigned as President of the Fund, and effective March 4, 2008, Mr. Walstad succeeded Mr. Anderson as Interim President of the Fund. Mr. Walstad is also a Director and Chairman of the Fund.

Directors and Officers of the Fund serve until their resignation, removal, or retirement.

The SAI contains more information about the Fund's Directors and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

Schedule of Investments June 30, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

MUTUAL FUNDS (97.0%)

American Capital Income Builder Class A	6,206	$351,207
American Capital World Growth & Income Fund Class A	27,490	1,086,409
Davis New York Venture Class A	19,008	670,780
Dodge & Cox Stock Fund Class N	11,702	1,302,768
Fairholme Fund Class N	52,102	1,562,020
Fidelity Dividend Growth Fund Class N	8,774	224,867
Franklin Income Fund Class A	112,430	267,583
American Growth Fund of America Class A	22,172	703,292
MFS Value Fund Class A	30,277	712,421
Mutual Beacon Fund Class A	21,996	292,771
T. Rowe Price Equity Income Fund Class N	21,875	511,229
T. Rowe Price New Era Fund Class N	18,673	1,314,029
Templeton World Fund Class A	19,431	315,176
Templeton Growth Fund Class A	28,536	581,568
Vanguard Capital Opportunity Fund Class N	29,416	1,004,853

TOTAL MUTUAL FUNDS (COST: $11,232,464)		$10,900,973

SHORT-TERM SECURITIES (2.9%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $321,122)	321,122	$321,122

TOTAL INVESTMENTS IN SECURITIES (COST: $11,553,586)		$11,222,095
OTHER ASSETS LESS LIABILITIES		19,662

NET ASSETS		$11,241,757

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—	quoted prices in active markets for identical securities
Level 2—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3—	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$11,222,095
Level 2—Other Significant Observable Inputs	0
Level 3—Significant Unobservable Inputs	0
Total	$11,222,095

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2008

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

ASSETS
Investments in securities, at value (cost: $11,553,586)	$11,222,095
Cash	3,081
Accrued dividends receivable	24,031
Accrued interest receivable	487
Prepaid expenses	6,675
Receivable for fund shares sold	18,905
Receivable due from manager	13,385
Total Assets	$11,288,659

LIABILITIES
Payable for fund shares redeemed	$22,340
Accrued expenses	7,515
Payable to affiliates	17,047
Total Liabilities	$46,902

NET ASSETS	$11,241,757

Net assets are represented by:
Capital stock outstanding, at par	$87
Additional paid-in capital	14,147,903
Accumulated undistributed net realized gain (loss) on investments	(2,535,320)
Accumulated undistributed net investment income (loss)	(39,422)
Unrealized appreciation (depreciation) on investments	(331,491)
Total amount representing net assets applicable to 868,753 outstanding shares of $.0001 par value common stock (1,000,000,000 shares authorized)	$11,241,757

Net asset value per share	$12.94

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2008

Statement of Operations

For the six months ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest	$4,296
Dividends	57,310
Total Investment Income	$61,606

EXPENSES
Investment advisory fees	$55,107
Service fees	15,307
Transfer agent fees	12,328
Administrative service fees	12,000
Accounting service fees	15,061
Transfer agent out-of-pockets	1,031
Professional fees	4,849
Custodian fees	2,051
Directors fees	1,287
Reports to shareholders	1,530
License, fees, and registrations	6,259
Insurance expense	189
Legal fees	2,030
Audit fees	2,440
Tax expense	552
Total Expenses	$132,021
Less expenses waived or absorbed by the Fund's manager	(30,993)
Total Net Expenses	$101,028

NET INVESTMENT INCOME (LOSS)	$(39,422)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$122,341
Net change in unrealized appreciation (depreciation) of investments	(1,258,779)
Net Realized and Unrealized Gain (Loss) on Investments	$(1,136,438)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,175,860)

The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 2008

Statement of Changes in Net Assets

For the six months ended June 30, 2008 and the year ended December 31, 2007

	For The Six Months Ended June 30, 2008 (Unaudited)	For The Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(39,422)	$44,018
Net realized gain (loss) on investment transactions	122,341	1,176,807
Net change in unrealized appreciation (depreciation) on investments	(1,258,779)	(401,820)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,175,860)	$819,005

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.01 and $.03 per share, respectively)	$(11,253)	$(32,765)
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(11,253)	$(32,765)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$287,332	$4,364,485
Proceeds from reinvested dividends	10,964	31,921
Cost of shares redeemed	(1,352,689)	(1,589,041)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(1,054,393)	$2,807,365

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,241,506)	$3,593,605
NET ASSETS, BEGINNING OF PERIOD	13,483,262	9,889,657
NET ASSETS, END OF PERIOD	$11,241,756	$13,483,262

Undistributed Net Investment Income	$0	$11,253

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 2008 (Unaudited)

Note 1. ORGANIZATION

The Fund is registered under the 1940 Act as a diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on June 1, 1994 and commenced operations on January 1, 1995.

The Fund's objective is to priovide long-term capital appreciation and growth of income. The Fund seeks to achieve this objective by investing primarily in a diversified group of other open-end investment companies which, in turn, invest principally in equity securities.

Shares of the Fund are offered for sale at net asset value without a sales charge. Shares purchased on or before April 30, 2007, may be subject to a 1.50% contingent deferred sales charge ("CDSC") if redeemed within five years. Shares purchased after April 30, 2007, may be subject to a 3.00% CDSC if redeemed within three years of purchase.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Investments in mutual funds are valued at the net asset value ("NAV") per share most recently determined and reported by the respective mutual fund. Integrity Fund Services, Inc. ("Integrity Fund Services") obtains such quotations from a pricing service. If the pricing service fails to receive the NAV from the underlying mutual fund, a daily news source from the internet will be used as the pricing source, along with a telephone call to the underlying mutual fund. If the NAV is unreportable by the underlying fund group on the current day, Integrity Fund Services will wait until the next business morning to obtain the price from the underlying fund group and then price and verify the NAV for the fund.

Federal and state income taxes—The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004 through December 31, 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund's financial statements as "Other Expense".

The tax character of distributions paid was as follows:

	December 31, 2007	December 29, 2006
Tax-exempt income	$0	$0
Ordinary income	32,765	35,240
Long-term capital gains	0	0
Total	$32,765	$35,240

As of December 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$11,253	$0	$11,253	($2,668,992)	$927,288	($1,730,451)

The Fund has available at December 31, 2007 a net capital loss carryforward totaling $2,668,992, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended December 31 as shown in the table below.

Year	Unexpired Capital Losses
2009	$446,079
2010	$1,709,000
2011	$513,913

For the year ended December 31, 2007, the Fund did not make any permanent reclassifications to reflect tax character.

Distributions to shareholders—The Fund will distribute dividends from net investment income and any net realized capital gains at least annually. Dividends and distributions are reinvested in additional shares of the fund at net asset value or paid in cash. Distributions are recorded on the ex-dividend date.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for non-taxable dividends and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Dividend income—Dividend income is recognized on the ex-dividend date.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of June 30, 2008, there were 1,000,000,000 shares of $.0001 par value authorized; 868,753 and 947,680 were outstanding at June 30, 2008 and December 31, 2007, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended June 30, 2008 (Unaudited)	For The Year Ended December 31, 2007
Shares sold	21,309	316,734
Shares issued on reinvestment of dividends	824	2,232
Shares redeemed	(101,060)	(112,232)
Net increase (decrease)	(78,927)	206,734

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, the Fund's underwriter; and Integrity Fund Services, the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund's sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 0.90% of the Fund's average daily net assets. The Fund has recognized $24,114 of investment advisory fees after waiver for the six months ended June 30, 2008. The Fund has a payable to Integrity Money Management of $3,140 at June 30, 2008 for investment advisory fees. Certain Officers and Directors of the Fund are also Officers and Directors of Integrity Money Management.

Integrity Money Management has contractually agreed to maintain expense levels of the Fund at 1.65% through December 31, 2008. In addition, the Integrity Money Management may voluntarily waive fees or reimburse expenses not required under the advisory contract from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund's actual total annual operating expenses were 1.65% for the six months ended June 30, 2008.

Principal underwriter and shareholder services

Integrity Funds Distributor is the Fund's principal underwriter. The Fund pays Integrity Funds Distributor service fees computed at an annual rate of 0.25% of the Fund's average daily net assets. Integrity Funds Distributor, in turn, pays dealers service fees for personal service to shareholders and/or the maintenance of shareholder accounts. The Fund has recognized $15,307 of service fees for the six months ended June 30, 2008. The Fund has a payable to Integrity Funds Distributor of $2,464 at June 30, 2008 for service fees. Certain Officers and Directors of the Fund are also officers and directors of Integrity Funds Distributor.

Integrity Fund Services provides shareholder services for a variable fee equal to 0.20% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. The Fund has recognized $12,328 of transfer agency fees for the six months ended June 30, 2008. The Fund has a payable to Integrity Fund Services of $2,016 at June 30, 2008 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $15,061 of accounting service fees for the six months ended June 30, 2008. The Fund has a payable to Integrity Fund Services of $2,000 at June 30, 2008 for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for a variable fee equal to 0.15% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. The Fund has recognized $12,000 of administrative service fees for the six months ended June 30, 2008. The Fund has a payable to Integrity Fund Services of $2,000 at June 30, 2008 for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $200,000 and $1,104,397, respectively, for the six months ended June 30, 2008.

Note 6. INVESTMENT IN SECURITIES

At June 30, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $11,553,586. The net unrealized depreciation of investments based on the cost was $331,491, which is comprised of $674,335 aggregate gross unrealized appreciation and $1,005,826 aggregate gross unrealized depreciation.

Note 7. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements". This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In accordance with the provisions of SFAS 157, the Fund adopted this standard effective January 1, 2008. The implementation of the standard did not impact the amounts reported in the financial statements, however additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements on changes in net assets for the period.

Financial Highlights June 30, 2008

Selected per share data and ratios for the periods indicated.

	For The Six Months Ended June 30, 2008 (Unaudited)	For The Year Ended December 31, 2007	For The Year Ended December 29, 2006	For The Year Ended December 30, 2005	For The Year Ended December 31, 2004	For The Year Ended December 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$14.23	$13.35	$11.74	$10.95	$10.01	$7.78

Income from Investment Operations:
Net investment income	$(.05)	$.05	$.05	$(.04)	$(.04)	$(.07)
Net realized and unrealized gain (loss) on investment transactions	(1.23)	.86	1.61	.83	.98	2.30
Total Income (Loss) From Investment Operations	$(1.28)	$.91	$1.66	$.79	$.94	$2.23

Less Distributions:
Dividends from net investment income	$(.01)	$(.03)	$(.05)	$.00	$.00	$.00
Distributions from net realized gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.01)	$(.03)	$(.05)	$.00	$.00	$.00

NET ASSET VALUE, END OF PERIOD	$12.94	$14.23	$13.35	$11.74	$10.95	$10.01

Total Return	(17.96%)(B)(D)	6.85%(B)	14.12%(A)	7.21%(A)	9.39%(A)	28.66%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$11,242	$13,483	$9,890	$6,029	$6,517	$7,142
Ratio of net expenses (after expense assumption) to average net assets	1.65%(C)(D)	1.65%(C)	1.65%(C)	1.65%(C)	1.60%(C)	1.60%(C)
Ratio of net investment income to average net assets	(0.64%)(D)	0.34%	0.51%	(0.33%)	(0.39%)	(0.69%)
Portfolio turnover rate	9.20%	19.38%	16.47%	1.65%	24.84%	0.00%

(A) Excludes CDSC of 1.50%.

(B) Excludes CDSC of 3.00%.

(C) During the periods indicated above, Integrity Mutual Funds assumed/waived expenses of $30,993, $59,296, $59,230, $61,165, $57,412, and $25,525, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.16%, 2.10%, 2.51%, 2.63%, 2.47%, and 1.97%, respectively.

(D)Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2—Code of Ethics

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. The registrant did not grant any waivers, including implicit waivers, from any provisions of the code of ethics to the principal financial officer and principal executive officer during the period covered by this report.

Item 3—Audit Committee Financial Expert

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4—Principal Accountant Fees and Services

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5—Audit Committee of Listed Registrants

Not applicable

Item 6—Schedule of Investments

The Schedule of Investments is included in Item 1 of this Form N-CSRS.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8—Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 10—Submissions of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors in the last fiscal half-year.

Item 11—Controls and Procedures

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSRS (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12—Exhibits

(a)	(1)	The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Robert E. Walstad
Robert E. Walstad
Interim President, Integrity Fund of Funds, Inc.

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Adam Forthun
Adam Forthun
Treasurer, Integrity Fund of Funds, Inc.

Date: August 28, 2008